[SBG LOGO] The Security Benefit
           Group of Companies
--------------------------------------------------------------------------------

May 5, 2003

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington, DC 20549

Subj:  SBL Fund
       Post-Effective Amendment No. 46
       File Nos.:  2-59353 and 811-2753

Dear Sir/Madam:

In accordance  with the  provisions of Rule 497(j) under the  Securities  Act of
1933,  please  accept  this  letter as  certification  that the  Prospectus  and
Statement  of  Additional  Information  for SBL  Fund do not  differ  from  that contained in Post-Effective  Amendment No. 46. This Post-Effective Amendment was
filed electronically on April 30, 2003.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(785) 438-3226.

Sincerely,

AMY J. LEE

Amy J. Lee
Secretary
SBL Fund

   One Security Benefit Place * Topeka, Kansas 66636-0001 * (785) 438-3000 *
                             www.securitybenefit.com